BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843		$ 67,473
Accounts receivable, net	831,049		118,838
Other receivables, net	144,285		20,632
Contract costs, net	75,250		10,761
Prepaid expenses	91,132		13,032
Property and equipment, net	118,130		16,892
Intercompany receivables	6,850,000		979,537
Intangible assets- customer relationship	7,000,000		1,000,987
Goodwill	6,996,895		1,000,543
Accounts payable	(1,032,078)		(147,585)
Other payables	(1,273,182)		(182,063)
Other payable- related parties	(479,959)		(68,633)
Deferred revenue	(39,786)		(5,689)
Accrued payroll and employees' welfare	(1,629,519)		(233,018)
Taxes payable	(64,253)		(9,188)
Deferred tax liability	(1,050,000)		(150,148)
Total	17,009,807		$ 2,432,370
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 241,639
Fair value of previously held equity interest	30,530,000	4,365,732
Non-controlling interest	34,790,000	4,974,904
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,149,905)
Total	¥ 17,009,807	$ 2,432,370